Shareholder Report	12 Months Ended
Dec. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	DAVIS VARIABLE ACCOUNT FUND INC
Entity Central Index Key	0001084060
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
C000009558 [Member]
Shareholder Report [Line Items]
Fund Name	Davis Financial Portfolio
Trading Symbol	QDFPAX
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about the Davis Financial Portfolio (the “Fund”) for the period of January 1, 2025 to December 31, 2025 (the “period”).
Shareholder Report Annual or Semi-Annual	Annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at davisfunds.com/resources/regulatory-documents or by contacting Investor Services at 1-800-279-0279.
Additional Information Phone Number	1-800-279-0279
Additional Information Website	davisfunds.com/resources/regulatory-documents
Expenses [Text Block]
What were the Fund expenses for the last year?
(Based on a hypothetical $10,000 investment)
Fund	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Davis Financial Portfolio	$86	0.75%

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
Summary of Results
The Fund outperformed the S&P 500 Financials Index (the “Index”) for the period. The Fund delivered a total return of 29.12%, versus a 15.02% return for the Index. The Fund also outperformed the 17.88% return of the S&P 500 Index. The Fund invests, under normal conditions, at least 80% of its net assets in common stocks (including American Depositary Receipts) issued by companies principally engaged in the financial services sector. The Fund continues to invest a significant portion of its assets in foreign companies.
Market Overview
  S&P 500 Financials
    Strongest performing industries - Banks (+34%), Consumer Finance (+32%), and Capital Markets (+17%)
    Weakest performing industries - Financial Services (+3%) and Insurance (+4%)
Contributors to Performance
  Financial Services - outperformed the Index industry (+22% vs +3%) and significantly underweight (average weighting 10% vs 31%)
    Rocket Companies (+82%)
  Significantly overweight in Banks - (average weighting 45% vs 25%)
    Wells Fargo (+36%), Danske Bank (+88%), JPMorgan Chase (+37%), and DBS Group Holdings (+45%)
  Insurance - outperformed the Index industry (+20% vs +4%)
    Markel Group (+25%)
  Consumer Finance - outperformed the Index industry (+35% vs +32%) and overweight (average weighting 15% vs 4%)
    Capital One Financial (+38%) - largest individual contributor
  Capital Markets - outperformed the Index industry (+41% vs +17%)
    Bank of New York Mellon (+54%) and Julius Baer Group (+28%)
  Non-financial holding
    Prosus (+57%)
Detractors from Performance
  Underweight in Capital Markets (average weighting 10% vs 24%)
  Banks - performed in line with the Index industry (both +34%)
  Repurchase agreement position (cash) in a strong market environment (2% average position)
  Individual holdings
    Exor (-12%) - largest individual detractor
    Everest Group (-4%) and Fiserv (-1%)
    Exor and Fiserv - new purchases during the period

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values of a $10,000 investment in the Fund, the S&P 500 Index, and the S&P 500 Financials Index over 10 fiscal years for an investment made on December 31, 2015.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN FOR PERIODS ENDED 12/31/25	1 Year	5 Years	10 Years
Davis Financial Portfolio	29.12%	18.13%	12.92%
S&P 500 Index	17.88%	14.42%	14.81%
S&P 500 Financials Index	15.02%	15.26%	13.17%

Updated Performance Information Location [Text Block]	For most recent month-end performance information, please call Investor Services at 1-800-279-0279 or visit the Fund’s website at www.davisfunds.com .
Net Assets	$ 65,500,000
Holdings Count | Holding	31
Advisory Fees Paid, Amount	$ 321,900
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets as of 12/31/25 (in millions)	$65.5
Total number of portfolio holdings as of 12/31/25	31
Portfolio turnover rate for the period	10%
Total advisory fees paid for the period (in thousands)	$321.9

Holdings [Text Block]	Top Industries as of 12/31/25 Net Assets
Banks	42.98%
Insurance	17.28%
Consumer Finance	15.49%
Financial Services	13.04%
Capital Markets	6.83%